Subsequent events - Additional information (Details) - Subsequent events ¥ in Thousands	Jan. 31, 2024 CNY (¥) stockholder
Suzhou Photon-Matrix | Hubei ECARX
Subsequent events
Equity interest percentage	13.10%
Shareholders | stockholder	4
Amount of cash consideration | ¥	¥ 46,306
Suzhou Photon-Matrix
Subsequent events
Ownership interest	62.27%